LOANS AND LEASES (Schedule of Loans and Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and capital leases [abstract]
Bank loans	$ 746	$ 688
Less current maturities of bank loans	257	452
Total Long term bank loans	$ 257	$ 688